Sarah R. Crespi State Street 1 Lincoln Street Mail Stop SFC0805 Boston, MA 02111 Tel +1 617 662 2641 Sarah.Crespi@StateStreet.com

December 27, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares, Inc. (the “Company”)

Securities Act File No. 033-97598;

Investment Company Act File No. 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Company funds, each dated December 30, 2019, do not differ from those contained in Post-Effective Amendment No. 501 to the Company’s Registration Statement on Form N-1A, filed electronically on December 17, 2019:

iShares Core MSCI Emerging Markets ETF

iShares Currency Hedged MSCI Emerging Markets ETF

iShares Edge MSCI Min Vol Emerging Markets ETF

iShares Edge MSCI Min Vol Global ETF

iShares Edge MSCI Multifactor Emerging Markets ETF

iShares ESG MSCI EM ETF

iShares MSCI Australia ETF

iShares MSCI Austria ETF

iShares MSCI Belgium ETF

iShares MSCI Brazil ETF

iShares MSCI BRIC ETF

iShares MSCI Canada ETF

iShares MSCI Chile ETF

iShares MSCI Colombia ETF

iShares MSCI Emerging Markets Asia ETF

iShares MSCI Emerging Markets ETF

iShares MSCI Emerging Markets ex China ETF

iShares MSCI Emerging Markets Small-Cap ETF

iShares MSCI Eurozone ETF

iShares MSCI France ETF

iShares MSCI Frontier 100 ETF

iShares MSCI Germany ETF

iShares MSCI Global Agriculture Producers ETF

iShares MSCI Global Energy Producers ETF

iShares MSCI Global Gold Miners ETF

iShares MSCI Global Metals & Mining Producers ETF

iShares MSCI Global Silver and Metals Miners ETF

iShares MSCI Hong Kong ETF

iShares MSCI Israel ETF

iShares MSCI Italy ETF

iShares MSCI Japan ETF

iShares MSCI Japan Small-Cap ETF

iShares MSCI Malaysia ETF

iShares MSCI Mexico ETF

iShares MSCI Netherlands ETF

iShares MSCI Pacific ex Japan ETF

iShares MSCI Russia ETF

iShares MSCI Singapore ETF

iShares MSCI South Africa ETF

iShares MSCI South Korea ETF

iShares MSCI Spain ETF

iShares MSCI Sweden ETF

iShares MSCI Switzerland ETF

iShares MSCI Taiwan ETF

iShares MSCI Thailand ETF

iShares MSCI Turkey ETF

iShares MSCI USA Equal Weighted ETF

iShares MSCI World ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary

cc: Benjamin J. Haskin, Esq.